DEBT INSTRUMENTS IN ISSUE - Debt instruments in issue by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DEBT INSTRUMENTS IN ISSUE
Amounts expected to be settled	$ 21,093,864	$ 19,126,593
Less than 1 year
DEBT INSTRUMENTS IN ISSUE
Amounts expected to be settled	5,697,371	1,514,548
Greater than 1 year
DEBT INSTRUMENTS IN ISSUE
Amounts expected to be settled	$ 15,396,493	$ 17,612,045